EARNINGS PER SHARE - Dividends (Details) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Cash dividends per share declared (in dollars per share)	$ 0.0060	$ 0.0020